EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 16 – EMPLOYEE BENEFIT PLANS

     The Bank contributes to a qualified profit-sharing plan covering employees who meet participation requirements. To be eligible to participate, employees must complete 1,000 hours of service within the twelve month time period following their date of hire. Employees must be age twenty or older. The amount of the contribution is at the discretion of the Bank’s Board of Directors, up to the maximum deduction allowed for federal income tax purposes. Contributions to the plan, which amounted to approximately $885,000, $1.0 million and $1.6 million in 2015, 2014 and 2013, respectively, are included in salaries and employee benefits expense.

The Bank formalized a nonqualified salary continuation agreement for a key officer. In connection with this agreement, the value of the single premium universal life insurance policies (approximately $996,000 at December 31, 2015 and approximately $986,000 at December 31, 2014) purchased in 1993 to fund the related liability (approximately $40,000 at December 31, 2015 and $56,000 at December 31, 2014) were included in other assets and other liabilities, respectively. The principal cost of this agreement is accrued over the anticipated remaining period of active employment, based on the present value of the expected retirement benefit.

     The Company and Bank implemented a deferred compensation plan that permits directors to defer their director’s fees and earn interest on the deferred amount in the amount of the wall street journal prime rate plus three percent. The agreements provide for a lump sum payment or 120 month payments of deferred fees plus accrued interest after retirement, separation from service, or death. The liability accrued for this plan totaled $6.6 million at December 31, 2015 and 2014.. The charge to expense for the agreements was $738,000, $715,000 and $722,000 for the years ended December 31 2015, 2014 and 2013, respectively.